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APPENDIX I                         UNITED STATES                         ----------------------------------
                       SECURITIES AND EXCHANGE COMMISSION                          OMB APPROVAL
                             Washington, D.C. 20549                      ----------------------------------
                                                                         OMB Number:   3235-M6
                                                                         Expires: August 31, 2000
                                                                         Estimated average burden
                                   FORM 24F-2                            hours per response....... 1
                                                                         ----------------------------------
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1. NAME AND ADDRESS OF ISSUER:

                     CDC MPT+ FUNDS
                     1251 Avenue of the Americas
                     New York, New York 10020


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2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL
SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): (1)

                     CDC MPT+  U.S. Core Equity Fund (Institutional Shares)




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3. INVESTMENT COMPANY ACT FILE NUMBER:

                     811-09083

   SECURITIES ACT FILE NUMBER

                     33-66279

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4(a).  LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
                              October 31, 2001

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4(b). (1) CHECK BOX IF THIS FORM IS BEING FILED LATE (IE., MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE
FISCAL YEAR). (SEE INSTRUCTION A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(c). (1) CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.


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5.  CALCULATION OF REGISTRATION FEE:
               (i) AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR
                   PURSUANT TO SECTION 24(f):                                                                      $1,140,625
                                                                                                                   ----------

              (ii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING THE FISCAL YEAR:
                                                                                                       $19,320,248
                                                                                                       -----------

             (iii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED
                   DURING ANY PRIOR FISCAL YEAR ENDING NO EARLIER THAN OCTOBER
                   11, 1995 THAT WERE NOT PREVIOUSLY USED TO REDUCE REGISTRATION
                   FEES PAYABLE TO THE COMMISSION:                                          $0
                                                                                            --


              (iv) TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEM 5(ii) AND 5(iii):                              -  $19,320,248
                                                                                                        ---------------------

               (v) NET SALES - IF ITEM 5(i) IS GREATER THAN ITEM 5(iv)
                   [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:                                                       -  $18,179,625
                   $                                                                                     ---------------------


              (vi) REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS                     $0
                   - IF ITEM 5(i) IS LESS THAN ITEM 5(iv) [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:

             (vii) MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
                   INSTRUCTION C.9):                                                  x                             $0.000239
                                                                                                                    ---------

            (viii) REGISTRATION FEE DUE [MULTIPLY ITEM 5(v) BY ITEM
                   5(vii)] (ENTER 'O' IF NO FEE IS DUE):                              =     $0
                                                                                            --


6. PREPAID SHARES

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:______.

7. 'INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR
   (SEE INSTRUCTION D):

                                                                                      +                                $    0
                                                                                                                       ------

8.  TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE 5(vii) PLUS LINE 7]:
                                                                                      =                                $    0
                                                                                                                       ------

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9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY:

          Method of Delivery:
                             X (1) Wire Transfer
                               (1) Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*
                          -------------------------------------------
                          Charles Rosenberg

                          -------------------------------------------
                          Assistant Secretary
   Date______________

                          *Please print the name and title of the signing officer below the signature.